Subsequent Events (Details Narrative) - USD ($)							2 Months Ended	5 Months Ended	12 Months Ended
	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 15, 2022	Nov. 17, 2022	Aug. 01, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022
Subsequent Event [Line Items]
Sale of IPO Units								$ 115,000,000
Number shares issued service value							$ 25,000	$ 25,000	$ 25,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase agreement and selling shareholders consideration description						(i) One Billion Three Hundred and Eighty Million U.S. Dollars ($1,380,000,000), minus (ii) the amount, if any, by which $30,000 (i.e., the target net working capital amount) exceeds the Net Working Capital Amount (but not less than zero) (as defined in the Share Purchase Agreement), minus (iii) the Closing Net Indebtedness amount (as defined in the Share Purchase Agreement), minus (iv) the amount of any Transaction Expenses (as defined in the Share Purchase Agreement), divided by ten dollars ($10.00).
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value				$ 0.045	$ 0.045			$ 0.0001	$ 0.0001	$ 0.0001
Sale of IPO Units				$ 85,297	$ 85,297
Sale of IPO Units, shares				1,895,481	1,895,481
Common Class A [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Number shares issued service value						$ 1,380,000,000
Payments to suppliers						$ 30,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares par value	$ 0.045	$ 0.045	$ 0.045
Sale of IPO Units	$ 85,297	$ 85,297	$ 85,297
Sale of IPO Units, shares	1,895,481	1,895,481	1,895,481